Reverse Recapitalization - Schedule of Common Stock Outstanding (Details) - shares	Sep. 09, 2021	Sep. 08, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Reverse Recapitalization [Line Items]
Common Stock, Shares, Outstanding		31,625	113,324,000	34,692,000	31,074,000
Stock Issued During Period Shares Reverse Recapitalization	34,584
Private Placement [Member]
Schedule Of Reverse Recapitalization [Line Items]
Stock Issued During Period, Shares, New Issues	18,800
Osprey Technology Acquisition Corp [Member]
Schedule Of Reverse Recapitalization [Line Items]
Common Stock, Shares, Outstanding		10,250
Stock Repurchased During Period, Shares		(21,375)
Osprey Technology Acquisition Corp [Member] | Founder Stockholders [Member]
Schedule Of Reverse Recapitalization [Line Items]
Stock Issued During Period, Shares, Acquisitions	5,534